Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	Preferred Class A [Member] USD ($)	Preferred Class B [Member]	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Treasury Stock [Member] USD ($)	Prepaid Expenses From Equity Contribution [Member] USD ($)	Prepaid Expenses via Common Stock [Member] USD ($)	Stock Subscription Receivable [Member] USD ($)	Retained Earnings [Member] USD ($)	Parent [Member] USD ($)	Noncontrolling Interest [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 2009	$ 54		$ 10,369	$ 7,033,973				$ (18,000)	$ (20,003,576)	$ (12,977,180)		$ (12,977,180)
Balance (in Shares) at Dec. 31, 2009	540,000	1,000	103,699,133
Issuance of restricted shares and warrants for outside services			409	608,278						608,687		608,687
Issuance of restricted shares and warrants for outside services (in Shares)	2,000		4,077,280
Issuance of restricted shares and options for employee services	1		168	207,275						207,444		207,444
Issuance of restricted shares and options for employee services (in Shares)	2,500		1,681,500
Sale of common stock			206	163,372						163,578		163,578
Sale of common stock (in Shares)			2,062,222
Sale of preferred stock	14			635,997						636,011		636,011
Sale of preferred stock (in Shares)	141,000
Warrants issued pursuant to stock sale				84,589						84,589		84,589
Conversion of debt to common stock			250	171,300						171,550		171,550
Conversion of debt to common stock (in Shares)			2,500,000
Conversion of debt to preferred stock	2			99,763						99,765		99,765
Conversion of debt to preferred stock (in Shares)	19,953
Conversion of debt to equity in subsidiary											30,000	30,000
Sale of equity in subsidiary for cash											50,000	50,000
Sale of equity in subsidiary for services						(60,000)				(60,000)	60,000
Amortization of prepaid services for subsidiary equity						32,500				32,500		32,500
Allocation of loss of subsidiary to non controlling interest									5,125	5,125	(5,125)
Net loss									(2,024,464)	(2,024,464)		(2,024,464)
Balance at Dec. 31, 2010	71		11,402	9,004,547		(27,500)		(18,000)	(22,022,915)	(13,052,395)	134,875	(12,917,520)
Balance (in Shares) at Dec. 31, 2010	705,453	1,000	114,020,135
Issuance of restricted shares and warrants for outside services			374	1,029,045						1,029,419		1,029,419
Issuance of restricted shares and warrants for outside services (in Shares)			3,754,036
Issuance of restricted shares and options for employee services			69	562,997						563,066		563,066
Issuance of restricted shares and options for employee services (in Shares)			687,024
Sale of common stock			850	1,096,440						1,097,290		1,097,290
Sale of common stock (in Shares)			8,511,764
Sale of preferred stock	4			192,731						192,735		192,735
Sale of preferred stock (in Shares)	44,547											44,547
Issuance of restricted shares for contract penalty re-delayed shipment			131	299,869						300,000		300,000
Issuance of restricted shares for contract penalty re-delayed shipment (in Shares)			1,309,306									1,309,306
Purchase of treasury stock					40,000					40,000		40,000
Sale of treasury stock					(40,000)					(40,000)		(40,000)
Warrants issued pursuant to stock sale				390,488						390,488		390,488
Conversion of debt to common stock			21	39,783						39,804		39,804
Conversion of debt to common stock (in Shares)			213,975
Issuance of common stock per settlement agreement arising from reverse merger			3	(3)
Issuance of common stock per settlement agreement arising from reverse merger (in Shares)			25,000
Collection of preferred stock subscription receivable								6,000		6,000		6,000
Conversion of stock options-cashless exercise			1	(1)
Conversion of stock options-cashless exercise (in Shares)			13,889									20,000
Amortization of prepaid services for subsidiary equity						27,500				27,500		27,500
Allocation of loss of subsidiary to non controlling interest									4,813	4,813	(4,813)
Conversion of preferred stock to common stock	(75)		9,510	(9,435)
Conversion of preferred stock to common stock (in Shares)	(750,000)		95,100,000
Application of derivative liability from conversion of preferred stock				30,394,710						30,394,710		30,394,710
Net loss									(23,704,727)	(23,704,727)		(23,704,727)
Balance at Dec. 31, 2011			22,361	43,001,171				(12,000)	(45,722,829)	(2,711,297)	130,062	(2,581,235)
Balance (in Shares) at Dec. 31, 2011		1,000	223,635,129
Issuance of restricted shares and warrants for outside services			266	513,400			(30,000)			483,666		483,666
Issuance of restricted shares and warrants for outside services (in Shares)			2,657,603
Issuance of restricted shares and options for employee services			3	264,251						264,254		264,254
Issuance of restricted shares and options for employee services (in Shares)			30,000
Sale of common stock			318	328,896				(14,583)		314,631		314,631
Sale of common stock (in Shares)			3,181,128
Issuance of restricted shares for contract penalty re-delayed shipment			55	99,945						100,000		100,000
Issuance of restricted shares for contract penalty re-delayed shipment (in Shares)			545,498
Debt commission fee paid with common stock			14	23,611			(18,415)			5,210		5,210
Debt commission fee paid with common stock (in Shares)			136,875
Prepayment of debt interest with common stock			46	84,921			(63,902)			21,065		21,065
Prepayment of debt interest with common stock (in Shares)			465,538
Conversion of common stock warrants-cashless exercise			200	379,800						380,000		380,000
Conversion of common stock warrants-cashless exercise (in Shares)			2,000,000
Warrants issued pursuant to stock sale				173,369						173,369		173,369
Conversion of stock options-cashless exercise			1	(1)
Conversion of stock options-cashless exercise (in Shares)			15,000									30,000
Purchase of net business assets of Advent Power			150	329,850						330,000		330,000
Purchase of net business assets of Advent Power (in Shares)			1,500,000
Common stock issued pursuant to Advent agreement			12	27,488						27,500		27,500
Common stock issued pursuant to Advent agreement (in Shares)			125,000
Common stock issued pursuant to debt refinancing			16	25,584						25,600		25,600
Common stock issued pursuant to debt refinancing (in Shares)			160,000
Net loss									(1,660,261)	(1,660,261)		(1,660,261)
Balance at Jun. 30, 2012			$ 23,445	$ 45,252,282			$ (112,317)	$ (26,583)	$ (47,383,090)	$ (2,246,263)	$ 130,062	$ (2,116,201)
Balance (in Shares) at Jun. 30, 2012		1,000	234,451,771